Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) £ in Millions	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
Debt securities in issue [line items]
Debt securities		£ 50,252		£ 50,171
Derivative notional		226,541		205,911
Medium Term Notes
Debt securities in issue [line items]
Debt securities		24,800		24,522
Euro 35bn Global Covered Bond Programme
Debt securities in issue [line items]
Debt securities		20,631		19,004
Derivative notional | €	€ 35,000,000,000		€ 35,000,000,000
Certificates of Deposit
Debt securities in issue [line items]
Debt securities		1,795		2,806
Credit Linked Note
Debt securities in issue [line items]
Credit linked notes		55		60
Securitisation Programmes
Debt securities in issue [line items]
Debt securities		£ 2,971		£ 3,779